Debt - Revolving Credit Facility - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jul. 03, 2023
Debt Instrument [Line Items]
Debt issuance costs	$ 4,257	$ 1,812
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, amount	100,000		$ 50,000
Original borrowing capacity	50,000
Amortization of deferred financing fees / debt issuance costs	411	129
Interest expense	2,800	$ 1,100
Commitment fees	$ 200
Debt instrument maturity date	Jul. 03, 2027
Weighted average interest rate	8.39%	8.65%
Accrued interest payable	$ 400	$ 300
Revolving Credit Facility | Short-Term Debt | Prepaid Expenses and Other Current Assets
Debt Instrument [Line Items]
Debt issuance costs	500	300
Revolving Credit Facility | Long-Term Debt | Other Assets
Debt Instrument [Line Items]
Debt issuance costs	700	$ 600
Revolving Credit Facility | Term Loan
Debt Instrument [Line Items]
Original borrowing capacity	50,000
Letter of Credit
Debt Instrument [Line Items]
Line of credit facility, amount	$ 5,000